DWS Tax-Exempt Portfolio Average Annual Total Returns - DWS Tax Free Mony Fund Cl S [Member] - DWS Tax-Free Money Fund Class S - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	1.52%	1.10%
Performance Inception Date	Mar. 19, 2007